Contingencies, Commitments and Guarantees (Contingencies - Narrative) (Details)	Dec. 31, 2017 USD ($)
Minimum
Loss Contingencies
Aggregate reasonably possible losses in excess of amounts accrued for loss contingency matters as to which an estimate can be made	$ 0
Maximum
Loss Contingencies
Aggregate reasonably possible losses in excess of amounts accrued for loss contingency matters as to which an estimate can be made	$ 10,000,000